Revenues, net (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenue Disaggregated by Revenue Source
	Six months ended June 30,
	2023	2024
Revenues derived from spot charters, net	$3,962	$8,740
Revenues derived from time charters, net	17,159	16,975
Revenues, net	$21,121	$25,715

Schedule of Accounts Receivable Disaggregated Revenue

The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
Accounts receivable trade from spot charters	$4,790	$3,827
Accounts receivable trade from time charters	260	1,475
Less: Bad debt provisions	(26)	(26)
Less: Allowance for credit losses	(60)	(60)
Total	$4,964	$5,216